Employee benefits - Remeasurement of defined benefit liability (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Actuarial loss (gain) arising from changes in financial assumptions	SFr (119,117)	SFr (150,552)	SFr 412,396
Actuarial loss arising from experience adjustments	(1,792,265)	211,331	264,417
Actuarial gain arising from demographic assumptions	0	0	(258,876)
Return on plan assets excluding interest income	634,190	(332,759)	(23,835)
Total defined benefit cost for the year recognized in the other comprehensive loss	SFr (1,277,192)	SFr (271,980)	SFr 394,102